Intellectual property (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Intellectual Property Details
Intellectual property acquired	$ 25,271,000	$ 25,271,000
Accumulated amortization and impairment	(3,931,467)	(2,246,732)
Intellectual property, net	$ 21,339,533	$ 23,024,268